Income tax - Tax loss carry-forward (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Available tax loss carry-forward
Historical Loss	$ 2,084,960
Restated tax loss	2,238,306
Utilized	296,242
Total remaining amount	1,942,064
Unrecognized NOLs	20,657
Net remaining amount	$ 1,921,407
Statutory income tax rate	30.00%	30.00%	30.00%
Deferred income tax	$ 15,768,220	$ 14,511,827
Tax balances
Adjusted contributed capital account (CUCA)	4,607,752
CUFIN	3,241,275
Tax losses available for offsetting against future taxable income
Available tax loss carry-forward
Deferred income tax	576,422	$ 303,970	$ 309,320
Comercializadora Volaris, S.A. de C.V.
Available tax loss carry-forward
Historical Loss	42,777
Restated tax loss	43,685
Total remaining amount	43,685
Concesionaria
Available tax loss carry-forward
Historical Loss	1,875,180
Restated tax loss	2,027,302
Utilized	217,393
Total remaining amount	1,809,909
Operaciones Volaris
Available tax loss carry-forward
Historical Loss	18,648
Restated tax loss	18,965
Total remaining amount	18,965
Vuela, S.A.
Available tax loss carry-forward
Historical Loss	148,355
Restated tax loss	148,354
Utilized	78,849
Total remaining amount	69,505
2017, Expiration 2027
Available tax loss carry-forward
Historical Loss	1,067,836
Restated tax loss	1,206,232
Utilized	217,393
Total remaining amount	988,839
2018, Expiration 2021
Available tax loss carry-forward
Historical Loss	92,604
Restated tax loss	92,604
Utilized	78,849
Total remaining amount	13,755
2019, Expiration 2029
Available tax loss carry-forward
Historical Loss	4,922
Restated tax loss	5,186
Total remaining amount	5,186
2020, Expiration 2030
Available tax loss carry-forward
Historical Loss	863,847
Restated tax loss	878,533
Total remaining amount	878,533
2020, Expiration 2023
Available tax loss carry-forward
Historical Loss	55,751
Restated tax loss	55,751
Total remaining amount	$ 55,751